Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 189,521,742	$ 136,469,389	$ 94,077,366
Transaction costs relating to share issues, amount	0	95,393,883	75,937,746
At reporting date, amount	$ 143,635,363	$ 189,521,742	$ 136,469,389
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	1,452,612,290	1,187,306,209
Shares issued during the year,shares	0	263,777,731
Exercise of performance rights (shares issued during the year).shares	7,777,285	1,528,350
Conversion of convertible notes, shares (shares issued during the period)	0	0
At reporting date, shares	1,460,389,575	1,452,612,290	1,187,306,209
At the beginning of reporting period, amount	$ 532,443,233	$ 436,610,249
Shares issued during the year,amount	0	100,235,538
Transaction costs relating to share issues, amount	0	(4,841,655)
Exercise of performance rights (shares issued during the year),amount	2,626,643	439,101
Conversion of convertible notes, amount (shares issued during the period)	0	0
At reporting date, amount	$ 535,069,876	$ 532,443,233	$ 436,610,249